Impairment of Goodwill and Other Non-Current Assets - Summary of impairment analysis of goodwill (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash-generating units [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	₽ 3,324	₽ 3,139	₽ 2,382
Yakutugol [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	₽ 3,324	₽ 3,139
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill			₽ 2,382